RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Schedule of Related Party Transactions	Compensation provided to key management personnel for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended
(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Base compensation and accrued bonuses(1)	$16,780	$12,957	$6,733
Benefits	340	359	400
Equity based compensation	24,566	32,524	24,052
Total	$41,686	$45,840	$31,185
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(1)As of December 31, 2024 and 2023, $13.4 million and $10.1 million, respectively, of accrued bonuses were included within Accounts payable and accrued liabilities.